TRADE AND OTHER PAYABLES (Tables)	12 Months Ended
Dec. 31, 2023
Trade And Other Payables
SCHEDULE OF TRADE AND OTHER PAYABLES

	2022	2023
	S$	S$

Trade payable	14,628	24,618
Amount due to a director	1,265	-
Other payables	158,995	50,428
Accrued operating expenses	235,910	446,634
Deferred grant income	5,600	2,944
Total	416,398	524,624